Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
11. Revenue
Nature of Revenues
Substantially all of the Company’s revenue from contracts with customers consists of the sale of sustainably grown fresh greens and herbs in the United States and is recognized at a point in time in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. Customers issue purchase orders in advance and the produce is either picked up at the Company’s CEA facility or delivered to grocery stores by the Company. Each purchase order that is fulfilled by the Company represents a distinct performance obligation.
All sales are recorded within revenue in the accompanying condensed consolidated statements of operations. The Company recognized $324 thousand in revenue for the nine months ended September 30, 2021. The Company recognized $39 thousand in revenue for the nine months ended September 30, 2020. The Company did not have contract assets or contract liabilities as of September 30, 2021 and December 31, 2020.
Significant Judgments
Generally, the Company’s contracts with customers comprise a customer purchase order and are governed by industry fair trade practices. In certain instances, it may be further supplemented by separate pricing agreements. All products are sold on a standalone basis; therefore, when more than one product is included in a purchase order, the Company has observable evidence of stand-alone selling price. Contracts do not contain a significant financing component as payment terms on invoiced amounts are typically between 10 to 20 days. Product returns were not significant for the nine months ended September 30, 2021 and 2020, respectively.

11. Revenue
Nature of Revenues
Substantially all of the Company’s revenue from contracts with customers consists of the sale sustainably grown fresh greens and herbs in the United States and is recognized at a point in time in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. Customers issue purchase orders in advance and the produce is either picked up at the CEA facility or delivered to the grocery stores by the Company. Each purchase order that is fulfilled by the Company is the performance obligation.
All sales are recorded within revenue on the accompanying consolidated statements of operations. The Company recognized $82 thousand and $0 revenue for the years ended December 31, 2020 and 2019, respectively. The Company did not have contract assets or contract liabilities as of December 31, 2020 and 2019.
Significant Judgments
Generally, the Company’s contracts with customers comprise a customer purchase order and are governed by industry fair trade practices. In certain instances, it may be further supplemented by separate pricing agreements. All products are sold on a standalone basis; therefore, when more than one product is included in a purchase order, the Company has observable evidence of stand-alone selling price. Contracts do not contain a significant financing component as payment terms on invoiced amounts are typically between 10 to 20 days. Product returns were not significant in 2020.